Revenue and major customers, Information about major customers (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) Vessel	Sep. 30, 2024 USD ($)
Information about Major Customers [Abstract]
Number of vessels in operation | Vessel			21
Shipping revenues	$ 107,151	$ 141,125	$ 353,266	$ 437,067
Time Charters [Member]
Information about Major Customers [Abstract]
Number of vessels in operation | Vessel			10
Spot Market [Member]
Information about Major Customers [Abstract]
Number of vessels in operation | Vessel			11
Major Customer [Member]
Information about Major Customers [Abstract]
Shipping revenues	$ 78,500	$ 99,600	$ 267,500	$ 270,800
Percentage of total revenue	73.00%	71.00%	76.00%	62.00%
Customer One [Member]
Information about Major Customers [Abstract]
Shipping revenues	$ 19,300	$ 32,000	$ 79,700	$ 84,900
Customer Two [Member]
Information about Major Customers [Abstract]
Shipping revenues	18,000	28,300	63,300	67,800
Customer Three [Member]
Information about Major Customers [Abstract]
Shipping revenues	15,000	18,000	44,400	65,100
Customer Four [Member]
Information about Major Customers [Abstract]
Shipping revenues	13,800	11,200	40,200	30,100
Customer Five [Member]
Information about Major Customers [Abstract]
Shipping revenues	$ 12,300	$ 10,000	$ 39,900	$ 22,800